UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:           Kensington Investment Group, Inc.
Address:        4 Orinda Way, Suite 220D
                Orinda, CA  94563

13F File Number:  28-7458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John P. Kramer
Title:  President
Phone:  925-253-2949
Signature, Place, and Date of Signing:

        John P. Kramer    Orinda, California      November 5, 1999

Report Type:  13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:      NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $99,169

List of Other Included Managers:  NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Aegis Realty Inc Com           REIT             00760P104      882    97300 SH
     SOLE                    97300
Agree Realty Corporation       REIT             008492100     1525    91700 SH
     SOLE                    91700
American Industrial Properties REIT             026791202     3552   266800 SH
     SOLE                   266800
Annaly Mortgage Management Inc REIT             035710409      103    11100 SH
     SOLE                    11100
Apartment Invt & Mgmt Co Pfd D REIT             03748R309      206    10000 SH
     SOLE                    10000
Apartment Invt & Mgmt Co Pfd G REIT             03748R408      819    36200 SH
     SOLE                    36200
Associated Estates Realty Corp REIT             045604105      855    93100 SH
     SOLE                    93100
Banyan Strategic Realty Trust  REIT             06683M102     4845   934006 SH
     SOLE                   934006
Berkshire Realty Co., Incorpor REIT             084710102     5542   461800 SH
     SOLE                   461800
Boddie-Noell Properties, Incor REIT             096903109      649    64900 SH
     SOLE                    64900
Brandywine Realty Trust        REIT             105368203     2615   160900 SH
     SOLE                   160900
Brookdale Living Communities   REIT             112462106     1492   103800 SH
     SOLE                   103800
Burnham Pacific Properties, In REIT             12232C108     3937   372700 SH
     SOLE                   372700
CarrAmerica Realty Corp. Pfd S REIT             144418209      670    34600 SH
     SOLE                    34600
Chastain Capital Corporation   REIT             161697107      361    52000 SH
     SOLE                    52000
Cornerstone Realty Income Comp REIT             21922V102      207    23000 SH
     SOLE                    23000
Corporate Office Pfd 10%       REIT             22002T207      739    32200 SH
     SOLE                    32200
Corporate Office Properties Tr REIT             22002T108     1929   255100 SH
     SOLE                   255100
Crescent Real Estate Ser A 6.7 REIT             225756204      480    32000 SH
     SOLE                    32000
Crown American Realty Trust Pf REIT             228186201     1353    32800 SH
     SOLE                    32800
Developers Diversified Realty  REIT             251591103     1757   125500 SH
     SOLE                   125500
EastGroup Properties, Incorpor REIT             277276101      595    32839 SH
     SOLE                    32839
Equity Office Properties Trust REIT             294741103     1435    61700 SH
     SOLE                    61700
Felcor Lodging Trust Inc.      REIT             31430F101      875    50000 SH
     SOLE                    50000
First Union R/E Equity & Mortg REIT             337400105     3279   655871 SH
     SOLE                   655871
G&L Realty Corp. Pfd Ser A     REIT             361271208      581    34800 SH
     SOLE                    34800
G&L Realty Corp. Pfd Ser B     REIT             361271307      168    10500 SH
     SOLE                    10500
General Growth Properties, Inc REIT             370021107      315    10000 SH
     SOLE                    10000
Glenborough Realty Trust       REIT             37803P105     2242   135900 SH
     SOLE                   135900
Glenborough Realty Trust Pfd S REIT             37803P204     1470    89400 SH
     SOLE                    89400
Glimcher Realty Trust          REIT             379302102     3331   226800 SH
     SOLE                   226800
Glimcher Realty Trust Pfd Ser  REIT             379302201      459    25300 SH
     SOLE                    25300
Highwoods Properties, Inc.     REIT             431284108     1056    40800 SH
     SOLE                    40800
Homestead                      REIT             437851108      849   301900 SH
     SOLE                   301900
IRT Property Company           REIT             450058102      131    14600 SH
     SOLE                    14600
Imperial Credit Commercial     REIT             45272T102     1100   100000 SH
     SOLE                   100000
Koger Equity                   REIT             500228101     5957   372300 SH
     SOLE                   372300
Kranzco Realty Trust           REIT             50076E103      598    59100 SH
     SOLE                    59100
Lexford Residential Trust      REIT             528933104      197    10000 SH
     SOLE                    10000
Lodgian Inc.                   REIT             54021P106      201    53500 SH
     SOLE                    53500
Mack-Cali Realty corporation   REIT             554489104     1957    73000 SH
     SOLE                    73000
Malan Realty Investors, Inc.   REIT             561063108     6504   464550 SH
     SOLE                   464550
Mid-America Apt. Comm Pfd 9.37 REIT             59522J400      214    11000 SH
     SOLE                    11000
PS Business Parks Inc. (New)   REIT             69360J107     1170    45000 SH
     SOLE                    45000
Pacific Gulf Properties, Inc.  REIT             694396102     1208    60600 SH
     SOLE                    60600
Prentiss Properties Trust      REIT             740706106     2662   120000 SH
     SOLE                   120000
Prime Group Realty Trust       REIT             74158J103      721    48100 SH
     SOLE                    48100
Prime Group Realty Trust Pfd S REIT             74158J202      655    36500 SH
     SOLE                    36500
Prime Retail Inc. Pfd Ser A 10 REIT             741570204     1680    98800 SH
     SOLE                    98800
Prime Retail Inc. Pfd Ser B 8. REIT             741570303     2615   187600 SH
     SOLE                   187600
Public Storage Inc.            REIT             74460D109     1007    40000 SH
     SOLE                    40000
Ramco-Gershenson Properties Tr REIT             751452202     2493   166900 SH
     SOLE                   166900
Resource Asset Investment Trus REIT             761196104      501    45000 SH
     SOLE                    45000
SL Green                       REIT             78440X101      500    24400 SH
     SOLE                    24400
Sunstone Hotel Investors, Inc. REIT             867933103     2540   290300 SH
     SOLE                   290300
Trizec Hahn                    REIT             896938107     1680    88700 SH
     SOLE                    88700
United Investors Realty Trust  REIT             910741107      345    47800 SH
     SOLE                    47800
Vornado Realty Trust           REIT             929042109      578    17800 SH
     SOLE                    17800
Walden Residential Prop. Inc S REIT             931210405      510    32900 SH
     SOLE                    32900
Walden Residential Prop. Inc.  REIT             931210603      926    60700 SH
     SOLE                    60700
Walden Residential Properties, REIT             931210108     2816   129100 SH
     SOLE                   129100
Wellsford Real Properties, Inc REIT             950240101     3226   339534 SH
     SOLE                   339534
Winston Hotels Inc.            REIT             97563A102     2009   226400 SH
     SOLE                   226400
Capital Senior Living Corp.    COM              140475104     1063   140600 SH
     SOLE                   140600
Excel Legacy Group             COM              300665106       42    10100 SH
     SOLE                    10100
Host Marriott Corporation      COM              44107P104      190    20000 SH
     SOLE                    20000